Long-term Debt (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Long-term Debt [Abstract]
Long-term Debt
8. Long-term Debt
Debt consisted of the following at September 30, 2023 and December 31, 2022:

	As of September 30, 2023	As of December 31, 2022
PNC Facility	$81,250	$81,250
Total	81,250	81,250
Unamortized debt issuance costs	(825)	(949)
Total debt	$80,425	$80,301
Credit Facilities
On April 30, 2021, the Company entered into a Loan Facility with PNC (“PNC Loan Facility”) collateralized by the Company’s assets and outstanding patient accounts receivable. The PNC Loan Facility is guaranteed on a limited basis by the Company and shareholder of AON Partners and Partners of Maryland. $34.6 million of proceeds from the PNC Loan Facility was used to pay off the Company’s previous term loans and revolver with Truist Bank. The remaining funds were made available for working capital and acquisition of additional physician practices.
The PNC Loan Facility is interest-only with total principal due at maturity on April 30, 2024. Interest originally accrued at one-month LIBOR or an alternate base rate plus 1.45%. The maximum balance of the PNC Loan Facility (“Borrowing Base”) is limited to the lesser of the Facility Limit ($65.0 million) or the fair value of the Company’s patient accounts receivable. The Company must maintain a balance of the lesser of the Borrowing Base or 65% of the Facility Limit in the first year and 75% of the Facility Limit in subsequent years (“minimum funding threshold”). The Company can repay the PNC Loan Facility up to the minimum funding threshold at any time without penalty. In accordance with the PNC Loan Facility, the Company pledged $10.0 million of collateral as restricted cash to be released quarterly in increments of $2.5 million. The restricted cash was fully released as of September 30, 2023 and December 31, 2022.
On April 30, 2021, the Company entered into a $5.0 million revolving line of credit agreement (“PNC Line of Credit”). The PNC Line of Credit has an expiration date of April 30, 2024 and originally bore interest at a rate per annum equal to the sum of the daily LIBOR rate plus 1.65% or an alternate base rate plus 0.65% and is due on the first day of each month beginning June 1, 2021. Any outstanding principal and accrued interest will be due on the expiration date. Beginning July 1, 2021, quarterly bank fees equal to 1.65% per day per annum are due in arrears and will continue on the first day of each quarter thereafter. All debt related to the PNC Line of Credit is collateralized by the Company’s assets. As of September 30, 2023 and December 31 2022, no draws had been made on the PNC Line of Credit. The Company is also subject to a 0.20% unused line fee calculated per annum on the unused balance of the PNC Line of Credit.
On July 29, 2021, the Company amended the PNC Loan Facility increasing the Facility Limit to $75.0 million. On February 14, 2022, the Company further amended the PNC Loan Facility and Line of Credit agreements. The primary changes included an increase of the Facility limit from $75.0 million to $125.0 million, an increase of the PNC Line of Credit availability from $5.0 million to $10.0 million, interest charges to be calculated based on the
Bloomberg Short-Term Bank Yield Index plus 1.65% and certain financial covenants. As part of the amendment, the Company drew an additional $16.3 million in proceeds under the Loan Facility. On August 15, 2022, the PNC Loan Facility and Line of Credit agreements were amended again to reduce the availability under the PNC Line of Credit from $10.0 million to $1.0 million.
Effective November 23, 2022, the Company entered into Waiver and Amendment No. 6 (“Waiver and Amendment”) under its PNC Loan Facility as the Company was not in compliance with the Delinquency Ratio financial covenant for the period ending October 31, 2022 and the requirement to provide certain annual financial statements. The Waiver and Amendment waives each event of default and also revised future delinquency percentages and financial statement requirements.
On June 30, 2023, the Company entered into Amendment No. 7 (“Amendment 7”) to its PNC Loan Facility which extended the maturity date from April 30, 2024 to June 30, 2026. In connection with Amendment 7, the Company paid additional debt issuance costs of $0.4 million which will be amortized over the revised remaining life of the Loan Facility. In addition, Amendment 7 revised the definition of the minimum funding threshold to limit the threshold multiplier to 65% of the Facility Limit.
The PNC Loan Facility and PNC Line of Credit nonfinancial covenants include restrictions related to unpermitted property liens and the requirement of audited financial statements. Both agreements also contain several financial covenants, including the following ratios: accounts receivable default, delinquency, dilution, days sales outstanding, leverage, and fixed charge coverage. As of September 30, 2023, the Company was in compliance with all financial and nonfinancial debt covenants as required by both loan agreements.

11. Long-term Debt
Debt consisted of the following at December 31, 2022 and 2021:

	As of December 31,
	2022	2021
PNC Facility	$81,250	$65,000
Total	81,250	65,000
Unamortized debt issuance costs	(949)	(1,306)
Total debt	$80,301	$63,694
Credit Facilities
Truist Term Loans and Revolver
In connection with the acquisition of various physician practice assets, the Company entered into Truist Term Loans, all of which have identical underlying terms and provisions. The Term Loans are seven-year loans and require interest only payments for the first two years of the term. For the remaining five years, monthly principal and interest payments are required in amounts sufficient to fully amortize the principal at maturity. The Truist Term Loans may be prepaid in whole or in part at any time without penalty.
On August 31, 2018, the Company entered into a one-year revolving line of credit agreement (“Truist Revolver”) for $10.0 million maturing on August 31, 2019. On April 22, 2019, the Company executed the first amendment to the Truist Revolver which increased the revolving credit limit to $27.0 million and extended the maturity date to April 20, 2020. The Truist Revolver requires monthly interest only payments with the outstanding principal balance due at maturity. The original base interest rate was the one-month LIBOR rate plus an applicable margin of 1.30%.
The Truist Term Loans and Revolver were collateralized by substantially all assets of the Company and guaranteed on a limited basis by the Class A members of the Company and shareholder of AON Partners and Partners of Maryland. In addition, the Company was required to maintain certain financial covenants under these loan agreements relating to debt service coverage and levels of tangible net worth.
On April 20, 2020, the Company modified the arrangement and received an extension of the Truist Revolver from April 20, 2020 to June 4, 2020. On June 4, 2020, the Company received an extension of the Truist Revolver from June 4, 2020 to July 4, 2020. On July 4, 2020, the Company received an extension of the Truist Revolver from July 4, 2020 to September 4, 2020.
On September 4, 2020, the Company modified the arrangement and entered into an Amended and Restated Loan Agreement (“Restated Truist Revolver”), which reduced the bank’s commitment from $27.0 million to $10.0 million, extended the maturity date to September 3, 2021 and increased the interest rate on all amounts outstanding under the Revolver to the greater of LIBOR plus an applicable margin of 3.60% or 4.35%. All other provisions and warranties of the credit agreement remained unchanged. There were no borrowings outstanding at December 31, 2021.
PNC Loan Facility
On April 30, 2021 the Company entered into a Loan Facility with PNC (“PNC Loan Facility”) collateralized by the Company’s assets and outstanding patient accounts receivable. The PNC Loan Facility is guaranteed on a limited basis by the Company and shareholder of AON Partners and Partners of Maryland. $34.6 million of proceeds from the PNC Loan Facility was used to pay off the Truist Term Loans and Truist Revolver. The remaining funds were made available for working capital and acquisition of additional physician practices.
The PNC Loan Facility is interest-only with total principal due at maturity on April 30, 2024. Interest accrues at one-month LIBOR or an alternate base rate plus 1.45%. The maximum balance of the PNC Loan Facility (“Borrowing Base”) is limited to the lesser of the Facility Limit ($65.0 million) or the fair value of the Company’s patient accounts receivable. The Company must maintain a balance of the lesser of the Borrowing Base or 65% of the Facility Limit in the first year and 75% of the Facility Limit in subsequent years (“minimum funding threshold”). The Company can repay the PNC Loan Facility up to the minimum funding threshold at any time without penalty. In accordance with the PNC Loan Facility, the Company pledged $10.0 million of collateral as restricted cash to be released quarterly in increments of $2.5 million. The Company had $5.0 million of restricted cash related to the Loan facility as of December 31, 2021. The restricted cash was fully released as of December 31, 2022.
On April 30, 2021, the Company entered into a $5.0 million revolving line of credit agreement (“PNC Line of Credit”). The PNC Line of Credit has an expiration date of April 30, 2024 and bears interest at a rate per annum equal to the sum of the daily LIBOR rate plus 1.65% or an alternate base rate plus .65% and is due on the first day of each month beginning June 1, 2021. Any outstanding principal and accrued interest will be due on the expiration date. Beginning July 1, 2021, quarterly bank fees equal to 1.65% per day per annum will be due in arrears and will continue on the first day of each quarter thereafter. All debt related to the PNC Line of Credit is collateralized by the Company’s assets. The Company is also subject to 0.20% unused line fee calculated per annum on the unused balance of the PNC Line of Credit.

On July 29, 2021, the Company amended the PNC Loan Facility increasing the Facility Limit to $75.0 million. On February 14, 2022, the Company further amended the PNC Facility and PNC Line of Credit agreements. The primary changes included an increase of the PNC Facility limit from $75.0 million to $125.0 million, an increase of the PNC Line of Credit availability from $5.0 million to $10.0 million, interest charges to be calculated based on the Bloomberg Short-Term Bank Yield Index plus 1.65% and certain financial covenants. As part of the amendment, the Company drew an additional $16.3 million in proceeds under the PNC Loan Facility. On August 15, 2022, the PNC Loan Facility and PNC Line of Credit agreements were amended again to reduce the availability under the PNC Line of Credit from $10.0 million to $1.0 million. As of December 31, 2022 and 2021, no draws had been made on the PNC Line of Credit.
Effective November 23, 2022, the Company entered into Waiver and Amendment No. 6 (“Waiver and Amendment”) under its PNC Facility Loan as the Company was not in compliance with the Delinquency Ratio financial covenant for the period ending October 31, 2022 and the requirement to provide certain annual financial statements. The Waiver and Amendment waives each event of default and also revised future delinquency percentages and financial statement requirements.
The PNC Loan Facility and PNC Line of Credit nonfinancial covenants include restrictions related to unpermitted property liens and the requirement of audited financial statements. Both agreements also contain several financial covenants, including the following ratios: accounts receivable default, delinquency, dilution, days sales outstanding, leverage, and fixed charge coverage. As of December 31, 2022, the Company was in compliance with all financial and nonfinancial debt covenants as required by both loan agreements.
The Company paid approximately $0.3 million and $1.1 million, respectively in debt issuance costs in connection with the Loan Facility in 2022 and 2021 which are being amortized to interest expense on a straight-line basis over the life of the various agreements. The Company recorded a loss on extinguishment of the debt issuance costs on the Truist Term Loans and Revolver in the amount of approximately $0.1 million in 2021.
Interest expense on long-term debt in 2022, 2021, and 2020, including amortization of debt issuance costs, was $3.4 million, $1.4 million, and $1.1 million, respectively.